Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	3.32
Maximum Aggregate Offering Price	$ 2,988,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 457.47
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall be deemed to cover any additional shares of common stock, par value $0.01 per share (the “Common Stock”) of the Registrant that may be issued pursuant to the individual Non-Qualified Stock Option Award (time-based) and the individual Restricted Stock Agreement (time-based) to prevent dilution from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sales prices of the Common Stock, as quoted on the NASDAQ Capital Market tier of the NASDAQ Stock Market on August 5, 2025.